Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 89,434	€ 88,042
Property, plant and equipment	93,044	66,200
Right-of-use assets	55,018	49,766
Other financial assets		18
Total non-current assets	237,496	204,025
Current assets
Inventories	11,722	5,789
Trade receivables	11,913	18,938
Other financial assets	1,680	336
Other assets	9,069	9,164
Income tax assets	756	891
Deferred expense	5,862	2,348
Cash and cash equivalents	519,149	411,495
Total current assets	560,151	448,961
Total assets	797,647	652,986
Equity
Share capital	232,304	193,296
Capital reserve	686,714	344,115
Treasury shares	(5,525)
Accumulated losses	(424,827)	(245,771)
Other reserves	4,826	(25,487)
Equity attributable to equity holders of the parent	493,492	266,153
Non-controlling interest		847
Total equity	493,492	267,000
Non-current liabilities
Financial liabilities	68,904	54,218
Contract liabilities	97,109	205,647
Total non-current liabilities	166,013	259,865
Current liabilities
Tax provisions	150	297
Provisions	762	710
Financial liabilities	1,823
Trade payables	20,498	41,721
Contract liabilities	93,583	66,027
Other financial liabilities	13,836	8,266
Other liabilities	7,490	9,100
Total current liabilities	138,142	126,121
Total liabilities	304,155	385,986
Total equity and liabilities	€ 797,647	€ 652,986